Mortgage Servicing Rights - Sensitivity to Changes in Interest Rates of the Fair Value of MSR Portfolio and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Down Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	$ (663)	$ (501)
Net fair value 50 basis points	(316)	(223)
Net fair value 25 basis points	(153)	(105)
Down Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	613	455
Net fair value 50 basis points	306	215
Net fair value 25 basis points	152	104
Down Scenario [Member] | Net Sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(50)	(46)
Net fair value 50 basis points	(10)	(8)
Net fair value 25 basis points	(1)	(1)
Up Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	485	295
Net fair value 50 basis points	269	171
Net fair value 25 basis points	141	92
Up Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(550)	(321)
Net fair value 50 basis points	(279)	(177)
Net fair value 25 basis points	(143)	(94)
Up Scenario [Member] | Net Sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(65)	(26)
Net fair value 50 basis points	(10)	(6)
Net fair value 25 basis points	$ (2)	$ (2)